FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Gross carrying amounts by credit-risk rating classes (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	€ (11,459)	€ (5,473)
Stage 1 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	1,574	3,791
Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	17,622	18,635
Cash and cash equivalents | AAA to BBB (Investment grade) | Stage 1 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	1,574	3,791
Shareholder receivable | BBB- to CCC (Below investment grade) | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		4,711
Trade receivables and other receivables | Stage 3 | Allowances
Credit-risk rating
Carrying amount, financial assets	(11,459)	(5,473)
Trade receivables and other receivables | Current (not past due) | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	14,538	9,829
Trade receivables and other receivables | 1-30 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	434	919
Trade receivables and other receivables | 31-60 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	550	294
Trade receivables and other receivables | 61-90 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	177	60
Trade receivables and other receivables | More than 90 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	€ 1,924	€ 2,822